SUBSEQUENT EVENTS	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8—SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as described below or in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 Class B ordinary shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All per share amounts have been retroactively restated to reflect the share transactions (see Note 5).

Note 8—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 12, 2021, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On March 9, 2021, the Company received the $2,000,000, which was transferred from the cash held in the Trust Account.
On March 10, 2021, the underwriters partially exercised their over-allotment option, resulting in an additional 2,300,287 Units issued for an aggregate amount of $23,002,870. In connection with the underwriters’ partial exercise of their over-allotment option, the Company also consummated the sale of an additional 306,705 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total proceeds of $460,057.

Transaction costs associated with the underwriters’ partial exercise of their over-allotment option amounted to $1,265,158, consisting of $460,057 of cash underwriting fees and $805,100 of deferred underwriting fees. A total of $23,002,870 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $278,002,870.
As a result of the underwriters’ election to partially exercise their over-allotment option, a total of 575,072 Founder Shares are no longer subject to forfeiture and up to 249,928 Founder Shares remain subject to forfeiture.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to November 15, 2021, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On October 4, 2021 and November 8, 2021 the Company borrowed an additional amount of $450,000 and $350,000 under the terms of the promissory note for $2,000,000. On November 2, 2021, the Company received written confirmation should the Company’s operating costs, in relation to its proposed business combination, exceed the amounts still available and not currently drawn under the promissory note, the Sponsor shall increase the amount available under the promissory note to cover such costs, subject to an aggregate cap of $5,000,000.
On October 29, 2021, the Company filed a second amended
S-4
with the Securities and Exchange Commission (SEC) for the effective Business Combination with Better Home & Finance Holding Company. Furthermore, a third amendment to the
S-4
was made on November 10, 2021.
As of November 3, 2021, the Pine Brook litigation is fully resolved and the lawsuit was dismissed with prejudice.
On October
15, 2021, Merger Sub entered into a Director’s Services Agreement (the “DSA”) by and among Merger Sub, Caroline Jane Tucker (the “Director”), and the Company, effective as of May 10, 2021. Under the terms of the DSA, the Director is to provide services to Merger Sub which include acting as a non-executive
director and president and secretary of Merger Sub in consideration of $50,000 of annual payments (and in certain circumstances an incremental hourly fee of $500). On October 29, 2021, the DSA was amended and was ratified by Compensation Committee on November 3, 2021. Additionally, the Company entered into an amendment to the Merger Agreement, dated October 27, 2021, by and among the Company, Better and Merger Sub. A second amendment was subsequently made to the Merger Agreement and approved on November 8, 2021.
On November 1, 2021, the Company terminated the services of Continental Stock Transfer & Trust Company (“Continental”) as transfer agent and registrar and appointed Computershare Inc. as its new transfer agent via an appointment and termination of agent letter, effective as of the Second Effective Time (as defined in the Merger Agreement). Furthermore, pursuant to Section 8.2.2. of the Company’s Warrant Agreement, dated March 3, 2021, between the Company and Continental, as warrant agent, herein incorporated by reference, the Company notified Continental that it shall be terminated as the warrant agent and Computershare be appointed as the new warrant agent, effective as of the Second Effective Time (as defined in the Merger Agreement).
On November 8, 2021, Khurram Kayani was appointed corporate secretary of the Company in the place of Prabhu Narasimhan with immediate effect.
On November 9, 2021, the Sponsor Agreement was amended and restated so that the Sponsor shall forfeit upon the Closing of fifty percent of the Acquiror Private Placement Warrants held by Sponsor as of the date of the Agreement.
On November 10, 2021, the Company approved entering into the Plan of Domestication (as defined in the registration statement filed with the United States Securities and Exchange Commission in connection with the Business Combination (the “Registration Statement”)), incorporated by reference herein.